WARRANTS - Summary of fair value of warrant liabilities (Details)	Dec. 17, 2020	Sep. 11, 2020
Risk-free rate of return
Warrants Outstanding, Measurement Input	0.08	0.12
Maturity date
Warrants and Rights Outstanding, Maturity Date	Dec. 17, 2021	Sep. 11, 2021
Estimated volatility rate
Warrants Outstanding, Measurement Input	59.56	60.72
Exercise price
Warrants Outstanding, Measurement Input	19.57	19.57